Capital Group Core Bond ETF
Investment portfolio
September 30, 2025
unaudited

Bonds, notes & other debt instruments 97.33% Corporate bonds, notes & loans 38.87% Financials 18.82%	Principal amount (000)	Value (000)
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (a)(b)(c)(d)	USD1,475	$1,464
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028) (c)(e)	11,854	12,587
American Express Co. (USD-SOFR + 0.93%) 5.283% 7/26/2028 (d)	8,783	8,835
American International Group, Inc. 4.85% 5/7/2030	4,366	4,469
Arthur J. Gallagher & Co. 4.85% 12/15/2029	8,118	8,290
Bank of America Corp. 3.974% 2/7/2030 (3-month USD CME Term SOFR + 1.472% on 2/7/2029) (e)	24,755	24,578
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027) (c)(e)	8,720	8,533
BNP Paribas SA 5.497% 5/20/2030 (USD-SOFR + 1.59% on 5/20/2029) (c)(e)	7,278	7,529
BPCE SA 2.045% 10/19/2027 (USD-SOFR + 1.087% on 10/19/2026) (c)(e)	6,488	6,334
BPCE SA 5.716% 1/18/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.959% on 1/18/2029) (c)(e)	10,013	10,359
BPCE SA 5.876% 1/14/2031 (USD-SOFR + 1.68% on 1/14/2030) (c)(e)	9,538	9,964
CaixaBank SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028) (c)(e)	16,812	17,489
CaixaBank SA 4.634% 7/3/2029 (USD-SOFR + 1.14% on 7/3/2028) (c)(e)	13,498	13,596
Canadian Imperial Bank of Commerce 4.857% 3/30/2029 (USD-SOFR + 1.03% on 3/31/2028) (e)	10,319	10,482
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029) (e)	4,021	4,041
Citigroup, Inc. 4.412% 3/31/2031 (USD-SOFR + 3.914% on 3/31/2030) (e)	5,541	5,533
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027) (c)(e)	21,708	21,733
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026) (e)	8,505	8,320
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (e)	16,898	18,078
DNB Bank ASA 1.535% 5/25/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026) (c)(e)	4,944	4,859
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028) (e)	17,038	17,956
Five Corners Funding Trust III 5.791% 2/15/2033 (c)	5,658	5,987
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (e)	13,949	14,597
Goldman Sachs Group, Inc. 5.049% 7/23/2030 (USD-SOFR + 1.21% on 7/23/2029) (e)	197	202
Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029) (e)	5,168	5,235
Goldman Sachs Group, Inc. 5.207% 1/28/2031 (USD-SOFR + 1.078% on 1/28/2030) (e)	3,982	4,111
Goldman Sachs Group, Inc. 5.218% 4/23/2031 (USD-SOFR + 1.58% on 4/23/2030) (e)	5,611	5,804
HSBC Holdings PLC 4.583% 6/19/2029 (3-month USD CME Term SOFR + 1.796% on 6/19/2028) (e)	21,700	21,856
JPMorgan Chase & Co. 6.07% 10/22/2027 (USD-SOFR + 1.33% on 10/22/2026) (e)	9,038	9,219
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027) (e)	9,659	9,770
JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027) (e)	1,559	1,594
JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027) (e)	4,219	4,256
JPMorgan Chase & Co. 4.203% 7/23/2029 (3-month USD CME Term SOFR + 1.522% on 7/23/2028) (e)	18,937	18,977
JPMorgan Chase & Co. 5.14% 1/24/2031 (USD-SOFR + 0.90% on 1/24/2030) (e)	5,473	5,654
JPMorgan Chase & Co. 5.103% 4/22/2031 (USD-SOFR + 1.435% on 4/22/2030) (e)	1,200	1,240
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028) (c)(e)	20,287	20,963
Lloyds Banking Group PLC 5.871% 3/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 3/6/2028) (e)	13,016	13,507
Metropolitan Life Global Funding I 5.15% 3/28/2033 (c)	4,215	4,369
Mizuho Financial Group, Inc. 1.234% 5/22/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 5/22/2026) (e)	6,285	6,166
Capital Group Core Bond ETF — Page 1 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Mizuho Financial Group, Inc. 5.376% 5/26/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.12% on 5/26/2029) (e)	USD6,154	$6,362
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028) (e)	25,585	26,139
Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029) (e)	14,863	15,236
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (e)	6,466	6,539
NatWest Group PLC 4.964% 8/15/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.22% on 8/15/2029) (e)	16,908	17,226
PNC Financial Services Group, Inc. 6.615% 10/20/2027 (USD-SOFR + 1.73% on 10/20/2026) (e)	1,415	1,450
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028) (e)	13,802	14,305
PNC Financial Services Group, Inc. 4.812% 10/21/2032 (USD-SOFR + 1.289% on 10/21/2031) (e)	5,178	5,252
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029) (e)	17,142	17,740
U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028) (e)	3,029	3,063
U.S. Bancorp 5.046% 2/12/2031 (USD-SOFR + 1.061% on 2/12/2030) (e)	6,633	6,805
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029) (c)(e)	2,652	2,771
UBS Group AG 9.016% 11/15/2033 (USD-SOFR + 5.02% on 11/15/2032) (c)(e)	12,588	15,777
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028) (e)	47,563	49,303
Westpac Banking Corp. 4.11% 7/24/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 7/24/2029) (e)	14,612	14,314
		580,818
Utilities 5.32%
DTE Energy Co. 5.10% 3/1/2029	16,789	17,210
Edison International 4.125% 3/15/2028	2,739	2,690
Edison International 5.45% 6/15/2029	50	50
Edison International 6.95% 11/15/2029	165	175
Edison International 6.25% 3/15/2030	1,298	1,350
Enel Finance International NV 4.125% 9/30/2028 (c)	5,200	5,187
Eversource Energy 5.00% 1/1/2027	11,396	11,512
FirstEnergy Corp. 2.65% 3/1/2030	16,810	15,605
Georgia Power Co. 4.95% 5/17/2033	12,180	12,430
Pacific Gas and Electric Co. 5.00% 6/4/2028	6,660	6,755
Pacific Gas and Electric Co. 4.65% 8/1/2028	11,458	11,493
Pacific Gas and Electric Co. 4.55% 7/1/2030	15,215	15,116
Pacific Gas and Electric Co. 5.70% 3/1/2035	3,405	3,490
Pacific Gas and Electric Co. 6.10% 10/15/2055	2,370	2,367
PacifiCorp 5.10% 2/15/2029	21,032	21,582
Public Service Enterprise Group, Inc. 4.90% 3/15/2030	8,705	8,905
Southern California Edison Co. 5.25% 3/15/2030	4,401	4,489
Southern California Edison Co. 5.45% 6/1/2031	12,531	12,914
Xcel Energy, Inc. 5.45% 8/15/2033	10,390	10,755
		164,075
Health care 3.33%
AbbVie, Inc. 5.05% 3/15/2034	970	998
Amgen, Inc. 5.25% 3/2/2033	16,157	16,741
Baxter International, Inc. 2.272% 12/1/2028	24,341	22,851
Bristol-Myers Squibb Co. 5.20% 2/22/2034	12,590	13,061
Centene Corp. 4.25% 12/15/2027	8,165	8,025
Cigna Group (The) 5.00% 5/15/2029	11,408	11,708
CVS Health Corp. 5.40% 6/1/2029	15,137	15,656
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	6,844	6,916
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	430	437
UnitedHealth Group, Inc. 5.35% 2/15/2033	385	403
Capital Group Core Bond ETF — Page 2 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Viatris, Inc. 2.70% 6/22/2030	USD5,735	$5,165
Viatris, Inc. 4.00% 6/22/2050	1,267	865
		102,826
Energy 2.51%
Cheniere Energy, Inc. 4.625% 10/15/2028	28,314	28,233
Diamondback Energy, Inc. 5.15% 1/30/2030	8,858	9,127
Energy Transfer, LP 5.25% 7/1/2029	15,449	15,903
GreenSaif Pipelines Bidco SARL 5.852% 2/23/2036 (c)	3,555	3,736
Petroleos Mexicanos 6.875% 8/4/2026	6,290	6,377
Repsol E&P Capital Markets US, LLC 4.805% 9/16/2028 (c)	2,740	2,753
South Bow USA Infrastructure Holdings, LLC 4.911% 9/1/2027	11,390	11,490
		77,619
Industrials 2.26%
BAE Systems PLC 5.125% 3/26/2029 (c)	14,626	15,067
Boeing Co. (The) 5.04% 5/1/2027	29,346	29,670
Boeing Co. (The) 6.259% 5/1/2027	17,637	18,154
LG Energy Solution, Ltd. 5.25% 4/2/2028 (c)	6,722	6,854
		69,745
Consumer staples 2.10%
BAT Capital Corp. 6.343% 8/2/2030	8,325	8,990
BAT Capital Corp. 5.35% 8/15/2032	6,452	6,674
Constellation Brands, Inc. 2.875% 5/1/2030	8,249	7,721
Imperial Brands Finance PLC 4.50% 6/30/2028 (c)	9,746	9,811
Mars, Inc. 4.80% 3/1/2030 (c)	14,152	14,423
Philip Morris International, Inc. 5.625% 11/17/2029	16,275	17,130
		64,749
Consumer discretionary 1.67%
Ford Motor Credit Co., LLC 5.80% 3/5/2027	23,043	23,283
Hyundai Capital America 5.275% 6/24/2027 (c)	8,058	8,185
Hyundai Capital America 4.55% 9/26/2029 (c)	3,335	3,343
Hyundai Capital America 5.15% 3/27/2030 (c)	6,738	6,881
Stellantis Finance US, Inc. 5.35% 3/17/2028 (c)	2,107	2,135
Volkswagen Group of America Finance, LLC 4.90% 8/14/2026 (c)	7,710	7,748
		51,575
Information technology 1.58%
Broadcom, Inc. 3.469% 4/15/2034 (c)	8,350	7,624
Microchip Technology, Inc. 5.05% 3/15/2029	5,877	6,009
Microchip Technology, Inc. 5.05% 2/15/2030	1,948	1,993
Oracle Corp. 4.45% 9/26/2030	13,860	13,856
Oracle Corp. 4.80% 9/26/2032	5,236	5,244
Roper Technologies, Inc. 4.50% 10/15/2029	6,709	6,775
SK hynix, Inc. 6.375% 1/17/2028 (c)	7,077	7,396
		48,897
Capital Group Core Bond ETF — Page 3 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services 0.85%	Principal amount (000)	Value (000)
Charter Communications Operating, LLC 6.10% 6/1/2029	USD4,748	$4,983
Charter Communications Operating, LLC 6.384% 10/23/2035	5,398	5,657
T-Mobile USA, Inc. 3.875% 4/15/2030	12,221	11,987
T-Mobile USA, Inc. 5.125% 5/15/2032	3,413	3,514
		26,141
Materials 0.38%
Chevron Phillips Chemical Co., LLC 4.75% 5/15/2030 (c)	6,378	6,491
EIDP, Inc. 5.125% 5/15/2032	5,017	5,163
		11,654
Real estate 0.05%
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	1,540	1,572
Total corporate bonds, notes & loans		1,199,671
Mortgage-backed obligations 34.41% Federal agency mortgage-backed obligations 26.28%
Fannie Mae Pool #FS3550 2.50% 1/1/2051 (f)	887	749
Fannie Mae Pool #FS5929 2.50% 1/1/2051 (f)	488	413
Fannie Mae Pool #BQ7729 2.50% 3/1/2051 (f)	1,538	1,298
Fannie Mae Pool #CA9390 2.50% 3/1/2051 (f)	937	790
Fannie Mae Pool #BR6304 2.50% 4/1/2051 (f)	23	19
Fannie Mae Pool #FM7408 2.50% 5/1/2051 (f)	1,316	1,110
Fannie Mae Pool #FM7304 2.50% 5/1/2051 (f)	846	714
Fannie Mae Pool #CB0517 2.50% 5/1/2051 (f)	613	518
Fannie Mae Pool #FM7325 2.50% 5/1/2051 (f)	520	441
Fannie Mae Pool #BR9603 2.50% 5/1/2051 (f)	17	15
Fannie Mae Pool #FM8315 2.50% 7/1/2051 (f)	960	812
Fannie Mae Pool #BQ0991 2.50% 7/1/2051 (f)	464	391
Fannie Mae Pool #CB1295 2.00% 8/1/2051 (f)	2,703	2,197
Fannie Mae Pool #CB1394 2.50% 8/1/2051 (f)	914	771
Fannie Mae Pool #FM8745 2.50% 9/1/2051 (f)	984	831
Fannie Mae Pool #BU0341 2.50% 9/1/2051 (f)	16	14
Fannie Mae Pool #MA4465 2.00% 11/1/2051 (f)	3,395	2,755
Fannie Mae Pool #CB2092 2.50% 11/1/2051 (f)	9,910	8,359
Fannie Mae Pool #CB2211 2.50% 11/1/2051 (f)	3,652	3,098
Fannie Mae Pool #BQ7453 2.50% 11/1/2051 (f)	445	377
Fannie Mae Pool #BU3058 2.50% 12/1/2051 (f)	6,552	5,532
Fannie Mae Pool #BQ7006 2.00% 1/1/2052 (f)	2,568	2,076
Fannie Mae Pool #MA4512 2.50% 1/1/2052 (f)	3,534	2,991
Fannie Mae Pool #FS5613 2.50% 1/1/2052 (f)	1,893	1,599
Fannie Mae Pool #FS4203 2.50% 1/1/2052 (f)	273	230
Fannie Mae Pool #FS6479 2.50% 1/1/2052 (f)	109	92
Fannie Mae Pool #MA4547 2.00% 2/1/2052 (f)	7,529	6,088
Fannie Mae Pool #MA4562 2.00% 3/1/2052 (f)	9,671	7,843
Fannie Mae Pool #CB3744 2.50% 3/1/2052 (f)	78	66
Fannie Mae Pool #FS4433 2.50% 3/1/2052 (f)	27	23
Fannie Mae Pool #FS1598 2.00% 4/1/2052 (f)	3,708	3,003
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (f)	3,617	2,930
Fannie Mae Pool #MA4578 2.50% 4/1/2052 (f)	4,785	4,047
Fannie Mae Pool #CB3520 2.50% 4/1/2052 (f)	718	607
Fannie Mae Pool #MA4597 2.00% 5/1/2052 (f)	4,302	3,486
Fannie Mae Pool #FS5387 2.50% 5/1/2052 (f)	990	835
Fannie Mae Pool #MA4623 2.50% 6/1/2052 (f)	1,064	902
Capital Group Core Bond ETF — Page 4 of 20

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CB3891 3.00% 6/1/2052 (f)	USD1,643	$1,453
Fannie Mae Pool #MA4651 2.00% 7/1/2052 (f)	2,214	1,796
Fannie Mae Pool #FS7879 2.50% 7/1/2052 (f)	5,180	4,370
Fannie Mae Pool #FS5493 2.50% 7/1/2052 (f)	2,759	2,334
Fannie Mae Pool #FS6631 2.50% 7/1/2052 (f)	37	32
Fannie Mae Pool #MA4743 2.50% 8/1/2052 (f)	1,659	1,404
Fannie Mae Pool #MA4768 2.50% 9/1/2052 (f)	2,077	1,759
Fannie Mae Pool #FA2698 2.00% 10/1/2052 (f)	6,264	5,070
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (f)	234	237
Fannie Mae Pool #BY0943 4.00% 4/1/2053 (f)	572	540
Fannie Mae Pool #MA5027 4.00% 5/1/2053 (f)	230	218
Fannie Mae Pool #MA5135 4.00% 9/1/2053 (f)	3,358	3,168
Fannie Mae Pool #MA5177 4.00% 10/1/2053 (f)	918	867
Fannie Mae Pool #MA5163 4.50% 10/1/2053 (f)	933	907
Fannie Mae Pool #FA0441 3.50% 12/1/2053 (f)	22,170	20,283
Fannie Mae Pool #CB7862 6.00% 1/1/2054 (f)	404	414
Fannie Mae Pool #MA5249 7.00% 1/1/2054 (f)	4,530	4,740
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (f)	5,098	5,222
Fannie Mae Pool #MA5353 5.50% 5/1/2054 (f)	2,387	2,412
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (f)	731	750
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (f)	216	221
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (f)	193	200
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (f)	155	159
Fannie Mae Pool #MA5444 5.50% 8/1/2054 (f)	4,716	4,763
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (f)	79	82
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (f)	74	76
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (f)	66	68
Fannie Mae Pool #MA5471 6.00% 9/1/2054 (f)	4,868	4,978
Fannie Mae Pool #MA5529 4.50% 11/1/2054 (f)	8,605	8,353
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (f)	16,817	16,696
Fannie Mae Pool #MA5583 4.00% 1/1/2055 (f)	12,427	11,723
Fannie Mae Pool #MA5586 5.50% 1/1/2055 (f)	4,327	4,370
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (f)	1,983	2,028
Fannie Mae Pool #MA5643 4.00% 3/1/2055 (f)	3,582	3,378
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (f)	5,258	5,103
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (f)	7,162	7,324
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (f)	5,555	5,391
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (f)	3,620	3,701
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (f)	20,729	21,191
Fannie Mae Pool #MA5735 5.50% 6/1/2055 (f)	60,234	60,772
Fannie Mae Pool #MA5736 6.00% 6/1/2055 (f)	5,947	6,079
Fannie Mae Pool #MA5737 6.50% 6/1/2055 (f)	28	29
Fannie Mae Pool #MA5761 6.00% 7/1/2055 (f)	11,567	11,825
Fannie Mae Pool #MA5792 5.50% 8/1/2055 (f)	54,352	54,837
Fannie Mae Pool #MA5793 6.00% 8/1/2055 (f)	12,151	12,422
Fannie Mae Pool #BF0765 3.50% 9/1/2063 (f)	11,509	10,350
Freddie Mac Pool #RA3528 2.50% 9/1/2050 (f)	665	562
Freddie Mac Pool #QB8797 2.50% 2/1/2051 (f)	263	222
Freddie Mac Pool #SD4957 2.00% 3/1/2051 (f)	33,254	26,896
Freddie Mac Pool #QC3532 2.50% 6/1/2051 (f)	495	418
Freddie Mac Pool #QC5574 2.50% 8/1/2051 (f)	23	19
Freddie Mac Pool #QC6759 2.00% 9/1/2051 (f)	7,759	6,288
Freddie Mac Pool #QC6225 2.50% 9/1/2051 (f)	719	607
Freddie Mac Pool #SD5485 2.50% 9/1/2051 (f)	672	568
Capital Group Core Bond ETF — Page 5 of 20

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RA5759 2.50% 9/1/2051 (f)	USD169	$142
Freddie Mac Pool #QC6597 2.50% 9/1/2051 (f)	26	22
Freddie Mac Pool #QD1841 2.00% 11/1/2051 (f)	3,207	2,596
Freddie Mac Pool #SD8183 2.50% 12/1/2051 (f)	2,573	2,181
Freddie Mac Pool #SD8189 2.50% 1/1/2052 (f)	2,225	1,883
Freddie Mac Pool #SD5892 2.00% 2/1/2052 (f)	10,527	8,519
Freddie Mac Pool #SD8194 2.50% 2/1/2052 (f)	3,018	2,554
Freddie Mac Pool #SD8199 2.00% 3/1/2052 (f)	26,366	21,368
Freddie Mac Pool #QD8010 2.00% 3/1/2052 (f)	911	737
Freddie Mac Pool #SD8204 2.00% 4/1/2052 (f)	2,854	2,308
Freddie Mac Pool #QE0312 2.00% 4/1/2052 (f)	921	745
Freddie Mac Pool #SD6498 2.50% 4/1/2052 (f)	4,967	4,197
Freddie Mac Pool #SD8211 2.00% 5/1/2052 (f)	19,530	15,833
Freddie Mac Pool #SD8212 2.50% 5/1/2052 (f)	13,082	11,047
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (f)	37,302	32,862
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (f)	8,784	7,730
Freddie Mac Pool #SL1634 2.50% 7/1/2052 (f)	10,238	8,687
Freddie Mac Pool #SD8224 2.50% 7/1/2052 (f)	8,228	6,956
Freddie Mac Pool #SD3632 2.50% 7/1/2052 (f)	4,888	4,127
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (f)	12,478	10,975
Freddie Mac Pool #SD3117 4.00% 7/1/2052 (f)	2,057	1,944
Freddie Mac Pool #SD5846 2.00% 8/1/2052 (f)	7,809	6,329
Freddie Mac Pool #SD8234 2.50% 8/1/2052 (f)	150	126
Freddie Mac Pool #SD8235 3.00% 8/1/2052 (f)	9,180	8,074
Freddie Mac Pool #SD8237 4.00% 8/1/2052 (f)	738	698
Freddie Mac Pool #SD8242 3.00% 9/1/2052 (f)	2,393	2,106
Freddie Mac Pool #SD8271 2.50% 10/1/2052	5,654	4,783
Freddie Mac Pool #SD8330 3.00% 3/1/2053 (f)	6,799	5,982
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (f)	3,597	3,576
Freddie Mac Pool #SD8324 5.50% 5/1/2053 (f)	931	943
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (f)	165	171
Freddie Mac Pool #SL1562 3.00% 10/1/2053 (f)	6,055	5,334
Freddie Mac Pool #SD8379 4.00% 10/1/2053 (f)	898	847
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (f)	6,956	6,929
Freddie Mac Pool #SD8385 6.50% 12/1/2053 (f)	27,271	28,250
Freddie Mac Pool #SL1062 2.50% 1/1/2054 (f)	4,982	4,225
Freddie Mac Pool #SD8397 6.50% 1/1/2054 (f)	2,925	3,026
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (f)	34	35
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (f)	1,007	1,031
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (f)	1,106	1,117
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (f)	102	105
Freddie Mac Pool #SD8431 5.50% 5/1/2054 (f)	26,985	27,263
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (f)	124	128
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (f)	20	21
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (f)	60	63
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (f)	12,448	12,736
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (f)	174	179
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (f)	617	640
Freddie Mac Pool #SD8463 6.00% 9/1/2054 (f)	12,663	12,949
Freddie Mac Pool #SD6652 3.50% 11/1/2054 (f)	4,804	4,396
Freddie Mac Pool #SD8491 5.00% 12/1/2054 (f)	7,612	7,557
Freddie Mac Pool #SD8496 6.00% 1/1/2055 (f)	5,355	5,476
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (f)	34,688	35,491
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (f)	9,516	9,733
Capital Group Core Bond ETF — Page 6 of 20

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD8524 5.50% 4/1/2055 (f)	USD10,004	$10,096
Freddie Mac Pool #SD8531 4.50% 5/1/2055 (f)	3,932	3,816
Freddie Mac Pool #SL1137 6.00% 5/1/2055 (f)	5,808	5,939
Freddie Mac Pool #RQ0027 5.50% 7/1/2055 (f)	4,799	4,842
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (f)	10,296	10,526
Freddie Mac Pool #RQ0056 5.50% 10/1/2055 (f)	7,000	7,062
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-2, Class AC, 2.00% 9/25/2030 (f)	244	221
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-3, Class AC, 2.00% 11/25/2030 (f)	238	215
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-1, Class AC, 2.25% 5/26/2031 (f)	232	212
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-2, Class AD, 2.00% 7/25/2031 (f)	255	230
Uniform Mortgage-Backed Security 4.00% 10/1/2055 (g)	2,303	2,171
Uniform Mortgage-Backed Security 4.50% 10/1/2055 (g)	216	210
		810,969
Collateralized mortgage-backed obligations (privately originated) 4.33%
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028) (c)(e)(f)	2,011	1,953
BRAVO Residential Funding Trust, Series 2024-RPL1, Class A1, 3.25% 10/25/2063 (c)(d)(f)	4,422	4,125
BRAVO Residential Funding Trust, Series 2025-NQM5, Class A1, 5.496% 2/25/2065 (6.496% on 5/1/2027) (c)(e)(f)	2,473	2,494
Bridge Trust, Series 2024-SFR1, Class A, 4.00% 8/17/2040 (c)(f)	4,960	4,817
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027) (c)(e)(f)	6,763	6,830
Cascade Funding Mortgage Trust, Series 2023-HB12, Class M1, 4.25% 4/25/2033 (c)(d)(f)	500	495
Cascade Funding Mortgage Trust, Series 2024-HB13, Class M1, 3.00% 5/25/2034 (c)(d)(f)	2,100	2,024
Cascade Funding Mortgage Trust, Series 2024-HB13, Class A, 3.00% 5/25/2034 (c)(d)(f)	636	627
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (c)(d)(f)	832	829
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034 (c)(d)(f)	291	287
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (c)(d)(f)	4,876	4,793
Cascade Funding Mortgage Trust, Series 2024-R1, Class A1, 4.00% 10/25/2054 (5.00% on 10/25/2028) (c)(e)(f)	2,240	2,212
Cascade Funding Mortgage Trust, Series 2024-R1, Class A2, 4.00% 10/25/2054 (5.00% on 10/25/2028) (c)(e)(f)	300	292
CIM Trust, Series 2023-R1, Class A1A, 5.40% 4/25/2062 (c)(d)(f)	3,585	3,577
CIM Trust, Series 2025-R1, Class A1, 5.00% 2/25/2099 (8.00% on 3/1/2028) (c)(e)(f)	1,427	1,421
Connecticut Avenue Securities Trust, Series 2022-R07, Class 1M1, (30-day Average USD-SOFR + 2.95%) 7.306% 6/25/2042 (c)(d)(f)	70	72
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.756% 12/25/2042 (c)(d)(f)	216	221
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 6.656% 5/25/2043 (c)(d)(f)	303	310
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 5.406% 1/25/2044 (c)(d)(f)	82	82
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.456% 2/25/2044 (c)(d)(f)	86	86
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1A1, (30-day Average USD-SOFR + 1.00%) 5.356% 5/25/2044 (c)(d)(f)	256	256
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.456% 5/25/2044 (c)(d)(f)	191	191
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M1, (30-day Average USD-SOFR + 1.05%) 5.406% 9/25/2044 (c)(d)(f)	179	179
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 5.956% 9/25/2044 (c)(d)(f)	412	413
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 5.356% 2/25/2045 (c)(d)(f)	577	578
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 5.506% 2/25/2045 (c)(d)(f)	1,346	1,347
Finance of America HECM Buyout, Series 24-HB1, Class A1A, 4.00% 10/1/2034 (c)(d)(f)	4,287	4,275
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (c)(f)	3,039	2,939
Capital Group Core Bond ETF — Page 7 of 20

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class A1, (30-day Average USD-SOFR + 1.35%) 5.706% 2/25/2044 (c)(d)(f)	USD424	$426
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 5.556% 5/25/2044 (c)(d)(f)	1,246	1,247
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 5.606% 5/25/2044 (c)(d)(f)	1,435	1,443
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class A1, (30-day Average USD-SOFR + 1.10%) 5.456% 5/25/2045 (c)(d)(f)	1,304	1,308
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA3, Class A1, (30-day Average USD-SOFR + 0.95%) 5.32% 9/25/2045 (c)(d)(f)	1,655	1,660
GCAT Trust, Series 2024-NQM1, Class A1, 6.007% 1/25/2059 (7.007% on 1/1/2028) (c)(e)(f)	164	165
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (c)(e)(f)	291	295
GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028) (c)(e)(f)	228	223
JP Morgan Mortgage Trust, Series 2016-3, Class B2, 3.339% 10/25/2046 (c)(d)(f)	215	208
JP Morgan Mortgage Trust, Series 2017-1, Class B2, 3.446% 1/25/2047 (c)(d)(f)	398	363
JP Morgan Mortgage Trust, Series 2019-6, Class B3, 4.261% 12/25/2049 (c)(d)(f)	1,041	979
Legacy Mortgage Asset Trust, Series 2021-GS4, Class A1, 5.65% 11/25/2060 (c)(e)(f)	1,649	1,651
Legacy Mortgage Asset Trust, Series 2021-GS3, Class A1, 5.75% 7/25/2061 (c)(e)(f)	1,398	1,399
Legacy Mortgage Asset Trust, Series 2021-GS1, Class A1, 5.892% 10/25/2066 (c)(e)(f)	6,437	6,442
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 5.25% 7/25/2067 (6.25% on 11/25/2025) (c)(e)(f)	293	293
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (c)(e)(f)	2,431	2,454
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028) (c)(e)(f)	1,844	1,870
New Residential Mortgage Loan Trust, Series 2025-NQM2, Class A1, 5.566% 4/25/2065 (c)(e)(f)	2,425	2,451
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068 (c)(d)(f)	131	122
Ocwen Loan Investment Trust, Series 2024-HB1, Class A, 3.00% 2/25/2037 (c)(f)	554	547
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.632% 3/25/2053 (c)(d)(f)	232	229
Onslow Bay Financial Mortgage Loan Trust, Series 2025-NQM8, Class A1, 5.472% 3/25/2065 (6.472% on 5/1/2029) (c)(e)(f)	4,057	4,094
Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.687% 4/25/2053 (c)(d)(f)	510	502
Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 4.70% 7/25/2062 (5.70% on 6/1/2026) (c)(e)(f)	1,720	1,719
Onslow Bay Financial, LLC, Series 2024-NQM1, Class A1, 5.928% 11/25/2063 (6.928% on 12/1/2027) (c)(e)(f)	229	231
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 1/25/2064 (6.988% on 3/1/2028) (c)(e)(f)	266	269
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028) (c)(e)(f)	261	264
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (c)(e)(f)	373	378
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028) (c)(e)(f)	2,918	2,961
Onslow Bay Financial, LLC, Series 2024-NQM17, Class A1, 5.61% 11/25/2064 (6.61% on 11/1/2028) (c)(e)(f)	1,241	1,253
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (c)(e)(f)	2,661	2,686
Onslow Bay Financial, LLC, Series 2025-NQM14, Class A1A, 5.162% 7/25/2065 (6.162% on 7/1/2029) (c)(e)(f)	2,349	2,370
Onslow Bay Financial, LLC, Series 2025-NQM16, Class A1A, 4.905% 8/25/2065 (5.905% on 9/1/2029) (c)(e)(f)	6,042	6,044
PMT Loan Trust, Series 2024-INV1, Class A2, 6.00% 10/25/2059 (c)(d)(f)	692	705
Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038 (c)(f)	391	385
Progress Residential Trust, Series 2025-SFR3, Class B, 3.39% 7/17/2042 (c)(f)	4,000	3,721
Progress Residential Trust, Series 2025-SFR3, Class D, 3.39% 7/17/2042 (c)(f)	3,000	2,722
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (c)(f)	1,495	1,418
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (c)(e)(f)	901	869
Sequoia Mortgage Trust, Series 2025-HYB1, Class A1A, 5.069% 10/25/2055 (c)(d)(f)	4,376	4,400
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.601% 2/17/2042 (c)(d)(f)	300	301
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class B, (1-month USD CME Term SOFR + 1.75%) 5.901% 2/17/2042 (c)(d)(f)	2,500	2,504
Towd Point Mortgage Trust, Series 2019-HY1, Class A1, (1-month USD CME Term SOFR + 1.115%) 5.272% 10/25/2048 (c)(d)(f)	4,020	4,030
Towd Point Mortgage Trust, Series 2015-5, Class B1, 3.995% 5/25/2055 (c)(d)(f)	2,490	2,461
Capital Group Core Bond ETF — Page 8 of 20

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (1-month USD CME Term SOFR + 1.114%) 5.272% 5/25/2058 (c)(d)(f)	USD1,881	$1,925
Towd Point Mortgage Trust, Series 2019-HY3, Class A1A, (1-month USD CME Term SOFR + 1.115%) 5.272% 10/25/2059 (c)(d)(f)	2,147	2,150
Towd Point Mortgage Trust, Series 2024-3, Class A1A, 5.027% 7/25/2065 (c)(d)(f)	1,103	1,116
Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028) (c)(e)(f)	678	688
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (c)(e)(f)	736	747
Verus Securitization Trust, Series 24-R1, Class A1, 5.218% 9/25/2069 (c)(d)(f)	773	774
Verus Securitization Trust, Series 2025-7, Class A1, 5.129% 8/25/2070 (6.129% on 8/1/2029) (c)(e)(f)	3,478	3,496
Verus Securitization Trust, Series 2025-8, Class A1A, 4.869% 9/25/2070 (5.869% on 9/1/2029) (c)(e)(f)	2,975	2,974
		133,657
Commercial mortgage-backed securities 3.80%
ALA Trust, Series 2025-OANA, Class A, (1-month USD CME Term SOFR + 1.743%) 5.894% 6/15/2030 (c)(d)(f)	4,260	4,288
AMSR Trust, Series 2025-SFR2, Class A, 4.357% 11/17/2030 (4.275% on 12/1/2025) (c)(e)(f)	4,452	4,398
AMSR Trust, Series 2025-SFR1, Class A, 3.655% 6/17/2042 (c)(f)	4,423	4,256
AMSR Trust, Series 2025-SFR1, Class C, 3.655% 6/17/2042 (c)(f)	878	828
AMSR Trust, Series 2025-SFR1, Class D, 3.655% 6/17/2042 (c)(f)	852	796
AMSR Trust, Series 2025-SFR1, Class B, 3.655% 6/17/2042 (c)(f)	396	377
ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 5.842% 7/15/2041 (c)(d)(f)	447	449
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class A, 5.409% 11/10/2029 (c)(d)(f)	1,870	1,908
Bank Commercial Mortgage Trust, Series 2024-BNK48, Class AS, 5.355% 10/15/2034 (d)(f)	766	776
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061 (f)	35	33
Benchmark Mortgage Trust, Series 2018-B2, Class A5, 3.882% 2/15/2051 (d)(f)	38	38
Benchmark Mortgage Trust, Series 2021-B25, Class A5, 2.577% 4/15/2054 (f)	250	224
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057 (f)	118	123
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057 (f)	689	716
BFLD Trust, Series 2025-5MW, Class A, 4.674% 10/10/2042 (c)(d)(f)	7,318	7,307
BLP Commercial Mortgage Trust, Series 2024-IND2, Class A, (1-month USD CME Term SOFR + 1.342%) 5.492% 3/15/2041 (c)(d)(f)	298	299
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057 (d)(f)	985	1,036
BMO Mortgage Trust, Series 2025-5C9, Class AS, 6.165% 4/15/2058 (d)(f)	1,485	1,562
BMP Trust, Series 2024-MF23, Class A, (1-month USD CME Term SOFR + 1.372%) 5.522% 6/15/2041 (c)(d)(f)	1,996	2,001
BX Commercial Mortgage Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 4.965% 9/15/2036 (c)(d)(f)	1,938	1,932
BX Commercial Mortgage Trust, Series 2024-GPA3, Class A, (1-month USD CME Term SOFR + 1.293%) 5.444% 12/15/2039 (c)(d)(f)	2,015	2,022
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.691% 5/15/2034 (c)(d)(f)	655	656
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 5.14% 1/17/2039 (c)(d)(f)	1,500	1,500
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 5.842% 8/15/2039 (c)(d)(f)	2,318	2,326
BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041 (c)(d)(f)	4,754	4,838
BX Trust, Series 2024-FNX, Class A, (1-month USD CME Term SOFR + 1.442%) 5.592% 11/15/2041 (c)(d)(f)	2,805	2,812
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (c)(f)	3,926	4,056
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 6.041% 7/15/2041 (c)(d)(f)	994	998
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.792% 8/15/2041 (c)(d)(f)	1,613	1,614
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 11/13/2050 (f)	312	306
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.31% 4/10/2049 (f)	280	279
CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class A4, 3.176% 9/15/2050 (f)	319	313
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A4, 3.191% 11/15/2050 (f)	56	55
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% 8/10/2042 (c)(d)(f)	3,578	3,651
ELM Trust 2024, Series 2024-ELM, Class B10, 5.995% 6/10/2039 (c)(d)(f)	1,057	1,067
ELM Trust 2024, Series 2024-ELM, Class B15, 5.995% 6/10/2039 (c)(d)(f)	949	955
ELM Trust 2024, Series 2024-ELM, Class C15, 6.189% 6/10/2039 (c)(d)(f)	661	667
Capital Group Core Bond ETF — Page 9 of 20

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
ELM Trust 2024, Series 2024-ELM, Class C10, 6.189% 6/10/2039 (c)(d)(f)	USD595	$600
ELM Trust 2024, Series 2024-ELM, Class D10, 6.626% 6/10/2039 (c)(d)(f)	234	236
ELM Trust 2024, Series 2024-ELM, Class D15, 6.674% 6/10/2039 (c)(d)(f)	210	211
Extended Stay America Trust, Series 2025-ESH, Class A, (1-month USD CME Term SOFR + 1.30%) 5.45% 10/15/2042 (c)(d)(f)	2,654	2,657
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.60% 12/15/2039 (c)(d)(f)	1,067	1,069
Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 5.841% 5/15/2041 (c)(d)(f)	1,446	1,451
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.487% 3/10/2041 (c)(d)(f)	479	481
GS Mortgage Securities Trust, Series 2017-GS5, Class A4, 3.674% 3/10/2050 (f)	3,025	2,989
GS Mortgage Securities Trust, Series 2017-GS6, Class A3, 3.433% 5/10/2050 (f)	378	372
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.543% 3/15/2042 (c)(d)(f)	2,177	2,181
Hawaii Hotel Trust, Series 2025-MAUI, Class B, (1-month USD CME Term SOFR + 1.742%) 5.893% 3/15/2042 (c)(d)(f)	1,040	1,042
Hawaii Hotel Trust, Series 2025-MAUI, Class C, (1-month USD CME Term SOFR + 2.042%) 6.192% 3/15/2042 (c)(d)(f)	633	635
Hawaii Hotel Trust, Series 2025-MAUI, Class D, (1-month USD CME Term SOFR + 2.591%) 6.741% 3/15/2042 (c)(d)(f)	1,222	1,227
Hilton USA Trust, Series 2024-ORL, Class A, (1-month USD CME Term SOFR + 1.541%) 5.691% 5/15/2037 (c)(d)(f)	1,500	1,504
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (c)(d)(f)	2,271	2,353
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039 (c)(d)(f)	177	180
HTL Commercial Mortgage Trust, Series 2024-T53, Class B, 6.774% 5/10/2039 (c)(d)(f)	594	605
HTL Commercial Mortgage Trust, Series 2024-T53, Class C, 7.324% 5/10/2039 (c)(d)(f)	189	193
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (c)(d)(f)	3,582	3,705
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 5.50% 3/15/2042 (c)(d)(f)	4,991	4,998
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.743% 11/15/2039 (c)(d)(f)	921	924
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.693% 12/15/2039 (c)(d)(f)	3,651	3,655
LV Trust, Series 2024-SHOW, Class A, 5.274% 10/10/2041 (c)(d)(f)	2,549	2,588
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C1, Class AS, 6.011% 3/15/2058 (f)	2,168	2,256
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 8.356% 11/25/2053 (c)(d)(f)	2,299	2,400
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 7.106% 7/25/2054 (c)(d)(f)	600	609
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.756% 5/25/2055 (c)(d)(f)	721	725
NY Commercial Mortgage Trust, Series 2025-299P, Class A, 5.664% 2/10/2047 (c)(d)(f)	2,059	2,166
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.542% 5/15/2039 (c)(d)(f)	354	354
SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 5.42% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026) (c)(e)(f)	1,750	1,739
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.593% 2/15/2042 (c)(d)(f)	8,074	8,043
UBS Commercial Mortgage Trust, Series 2017-C2, Class A4, 3.487% 8/15/2050 (f)	250	246
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class A, 5.575% 9/15/2040 (c)(d)(f)	691	696
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class A5, 3.418% 9/15/2050 (f)	421	412
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class AS, 3.854% 10/15/2050 (d)(f)	300	291
		117,255
Total mortgage-backed obligations		1,061,881
Capital Group Core Bond ETF — Page 10 of 20

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes 14.49% U.S. Treasury 14.49%	Principal amount (000)	Value (000)
U.S. Treasury 4.50% 5/31/2029	USD19,630	$20,183
U.S. Treasury 4.125% 10/31/2029	15,450	15,698
U.S. Treasury 3.625% 9/30/2030	11,750	11,691
U.S. Treasury 4.125% 3/31/2031	440	447
U.S. Treasury 4.625% 4/30/2031 (h)	22,777	23,712
U.S. Treasury 4.125% 10/31/2031	7,170	7,276
U.S. Treasury 4.375% 1/31/2032	14,124	14,517
U.S. Treasury 4.125% 5/31/2032	10,485	10,619
U.S. Treasury 4.00% 7/31/2032	19,200	19,295
U.S. Treasury 4.00% 2/15/2034	605	604
U.S. Treasury 4.625% 2/15/2035	7,229	7,514
U.S. Treasury 4.25% 8/15/2035	8,420	8,488
U.S. Treasury 1.125% 5/15/2040	66,522	42,397
U.S. Treasury 4.75% 2/15/2041	4,570	4,692
U.S. Treasury 4.625% 5/15/2044 (h)	79,300	78,736
U.S. Treasury 5.00% 5/15/2045	17,556	18,232
U.S. Treasury 4.875% 8/15/2045	7,990	8,167
U.S. Treasury 2.375% 11/15/2049	27,060	17,703
U.S. Treasury 2.00% 2/15/2050	39,580	23,667
U.S. Treasury 3.00% 8/15/2052 (h)	74,140	54,227
U.S. Treasury 4.50% 11/15/2054	13,000	12,516
U.S. Treasury 4.75% 5/15/2055	44,504	44,639
U.S. Treasury 4.75% 8/15/2055	2,190	2,198
		447,218
Asset-backed obligations 9.01% Other asset-backed securities 4.20%
ACHV ABS Trust, Series 2024-2PL, Class A, 5.07% 10/27/2031 (c)(f)	999	1,006
Affirm Master Trust, Series 2025-3A, Class A, 4.45% 10/16/2034 (c)(f)	2,430	2,429
Affirm, Inc., Series 2024, Class 1A, 5.61% 2/15/2029 (c)(f)	3,143	3,158
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029 (c)(f)	139	140
APL Finance, LLC, Series 2025-1A, Class A, 4.81% 3/20/2036 (c)(f)	1,859	1,859
Apollo Aviation Securitization Equity Trust, Series 25-1A, Class A, 5.943% 2/16/2050 (c)(f)	1,075	1,101
Auxilior Term Funding, LLC, Series 24-1, Class A2, 5.84% 3/15/2027 (c)(f)	156	157
Auxilior Term Funding, LLC, Series 2023-1A, Class A3, 5.70% 2/15/2030 (c)(f)	170	173
Auxilior Term Funding, LLC, Series 24-1, Class A3, 5.49% 7/15/2031 (c)(f)	613	626
AXIS Equipment Finance Receivables, LLC, Series 2025-1A, Class A2, 4.70% 9/22/2031 (c)(f)	2,479	2,504
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033 (c)(f)	55	54
Beacon Container Finance II, LLC, Series 2021-1A, Class A, 2.25% 10/22/2046 (c)(f)	3,277	3,055
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029 (c)(f)	375	377
Blue Owl Asset Leasing Trust, Series 2024-1A, Class C, 6.38% 1/15/2031 (c)(f)	139	142
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.346% 9/15/2039 (c)(f)	1,040	1,046
CAL Funding IV, Ltd., Series 2020-1A, Class A, 2.22% 9/25/2045 (c)(f)	1,905	1,818
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032 (c)(f)	1,682	1,710
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (c)(f)	3,282	3,337
CCG Receivables Trust, Series 2025-1, Class D, 5.28% 10/14/2032 (c)(f)	201	204
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (c)(f)	5,032	4,350
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (c)(f)	4,504	3,772
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032 (c)(f)	851	854
Clarus Capital Funding, LLC, Series 2024-1A, Class B, 4.79% 8/20/2032 (c)(f)	1,691	1,697
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045 (c)(f)	424	399
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046 (c)(f)	1,370	1,267
CLI Funding VIII, LLC, Series 2022-1, Class A, 2.72% 1/18/2047 (c)(f)	3,790	3,511
Commercial Equipment Finance, Series 2024-1, Class A, 5.97% 7/16/2029 (c)(f)	163	164
Capital Group Core Bond ETF — Page 11 of 20

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Other asset-backed securities (continued)	Principal amount (000)	Value (000)
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90% 8/20/2030 (c)(f)	USD372	$377
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (c)(f)	2,144	2,178
EquipmentShare, Series 2024-2M, Class B, 6.43% 12/20/2032 (c)(f)	1,366	1,392
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (c)(f)	2,171	2,195
Frontier Issuer, LLC, Series 2023-1, Class A2, 6.60% 8/20/2053 (c)(f)	3,910	3,973
Global SC Finance SRL, Series 2025-1H, Class A, 6.169% 9/20/2045 (c)(f)	4,277	4,285
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040 (c)(f)	112	108
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040 (c)(f)	115	110
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041 (c)(f)	134	125
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041 (c)(f)	139	129
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (c)(f)	2,728	2,761
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037 (c)(f)	865	872
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56% 7/20/2029 (c)(f)	1,638	1,651
MMP Capital, Series 2025-A, Class A, 5.36% 12/15/2031 (c)(f)	365	367
MMP Capital, Series 2025-A, Class B, 5.72% 12/15/2031 (c)(f)	664	676
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (c)(f)	5,615	4,702
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031 (c)(f)	1,462	1,473
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (c)(f)	1,396	1,403
NMEF Funding, LLC, Series 2025-A, Class B, 5.18% 7/15/2032 (c)(f)	1,175	1,189
NMEF Funding, LLC, Series 2025-B, Class B, 4.73% 1/18/2033 (c)(f)	2,648	2,658
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (c)(f)	612	616
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031 (c)(f)	272	275
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031 (c)(f)	801	804
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class A, 5.08% 4/19/2032 (c)(f)	992	996
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027 (c)(f)	1,100	1,102
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027 (c)(f)	720	727
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (c)(f)	1,285	1,295
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A3, 4.65% 10/20/2031 (c)(f)	585	589
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028 (c)(f)	150	151
PG&E Recovery Funding, LLC, Series 2024-A, Class A1, 4.838% 6/1/2035 (f)	1,323	1,348
PK ALIFT Loan Funding, Series 2025-2, Class A, 4.75% 3/15/2043 (c)(f)	721	723
Post Road Equipment Finance, Series 2024-1, Class C, 5.81% 10/15/2030 (c)(f)	900	914
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031 (c)(f)	367	369
SCF Equipment Leasing, LLC, Series 2024-1A, Class A3, 5.52% 1/20/2032 (c)(f)	3,597	3,697
SCF Equipment Leasing, LLC, Series 2024-1, Class B, 5.56% 4/20/2032 (c)(f)	3,900	4,038
SCF Equipment Trust, LLC, Series 2025-1A, Class A2, 4.82% 7/22/2030 (c)(f)	610	612
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033 (c)(f)	1,658	1,699
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054 (c)(f)	2,529	2,534
Synchrony Card Issuance Trust, Series 2025-A1, Class A, 4.78% 2/18/2031 (f)	236	240
Synchrony Card Issuance Trust, Series 2025-A2, Class A, 4.49% 5/15/2031 (f)	3,402	3,446
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (c)(f)	5,971	5,681
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045 (c)(f)	1,027	967
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046 (c)(f)	1,419	1,323
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046 (c)(f)	1,725	1,620
Textainer Marine Containers, Ltd., Series 2021-2A, Class B, 2.82% 4/20/2046 (c)(f)	905	842
Textainer Marine Containers, Ltd., Series 2025-1H, Class A, 6.43% 7/23/2050 (c)(f)	1,656	1,662
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 8/20/2045 (c)(f)	485	461
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2/20/2046 (c)(f)	4,427	4,045
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (c)(f)	1,432	1,436
U.S. Bank National Association, Series 2025-SUP2, Class B1, 4.818% 9/25/2032 (c)(f)	2,065	2,068
Verdant Receivables, LLC, Series 2025-1A, Class A2, 4.85% 3/13/2028 (c)(f)	2,162	2,174
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031 (c)(f)	634	646
Verdant Receivables, LLC, Series 2024-1, Class B, 5.72% 12/12/2031 (c)(f)	1,750	1,804
Verdant Receivables, LLC, Series 2025-1A, Class A3, 4.96% 5/12/2033 (c)(f)	3,364	3,425
Capital Group Core Bond ETF — Page 12 of 20

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Other asset-backed securities (continued)	Principal amount (000)	Value (000)
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/2028 (f)	USD120	$120
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (c)(f)	944	950
Wingspire Equipment Finance, LLC, Series 2025-1A, Class A2, 4.33% 9/20/2033 (c)(f)	216	216
Wingspire Equipment Finance, LLC, Series 2025-1A, Class D, 5.45% 9/20/2033 (c)(f)	521	521
		129,670
Auto loan 2.93%
American Credit Acceptance Receivables Trust, Series 2024-1, Class C, 5.63% 1/14/2030 (c)(f)	304	306
American Credit Acceptance Receivables Trust, Series 2024-2, Class D, 6.53% 4/12/2030 (c)(f)	683	701
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class A2, 4.92% 5/15/2029 (c)(f)	641	642
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-1A, Class A, 4.80% 8/20/2029 (c)(f)	753	764
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (c)(f)	250	261
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8, Class A, 6.02% 2/20/2030 (c)(f)	150	158
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030 (c)(f)	117	121
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-2A, Class A, 5.12% 8/20/2031 (c)(f)	3,503	3,607
BofA Auto Trust, Series 2024-1, Class A4, 5.31% 6/17/2030 (c)(f)	1,000	1,022
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class A3, 6.51% 11/15/2027 (f)	2	2
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class A3, 5.53% 1/18/2028 (f)	18	18
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class B, 5.43% 8/15/2028 (f)	67	67
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029 (f)	99	100
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class B, 4.77% 8/15/2030 (f)	656	659
CarMax Auto Owner Trust, Series 2024-1, Class A4, 4.94% 8/15/2029 (f)	500	508
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78% 9/15/2027 (f)	99	99
Carvana Auto Receivables Trust, Series 2023-N4, Class A, 6.42% 1/10/2028 (c)(f)	29	29
Carvana Auto Receivables Trust, Series 2024-P3, Class A3, 4.26% 10/10/2029 (f)	2,000	2,004
Citizens Auto Receivables Trust, Series 2024-1, Class A3, 5.11% 4/17/2028 (c)(f)	106	107
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030 (c)(f)	150	153
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028 (c)(f)	81	82
CPS Auto Receivables Trust, Series 2024-D, Class A, 4.91% 6/15/2028 (c)(f)	173	173
CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/2028 (c)(f)	505	509
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030 (c)(f)	100	101
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030 (c)(f)	100	102
Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.35% 2/15/2028 (f)	22	22
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31% 1/16/2029 (f)	122	123
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027 (c)(f)	527	529
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027 (c)(f)	1,426	1,432
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030 (c)(f)	90	91
Enterprise Fleet Financing, LLC, Series 2024-1, Class A3, 5.16% 9/20/2030 (c)(f)	108	110
Exeter Automobile Receivables Trust, Series 2023-5A, Class B, 6.58% 4/17/2028 (f)	49	49
Exeter Automobile Receivables Trust, Series 2024-1, Class B, 5.29% 8/15/2028 (f)	99	99
Exeter Automobile Receivables Trust, Series 2024-1, Class C, 5.41% 5/15/2030 (f)	121	122
Ford Credit Auto Owner Trust, Series 2023-B, Class A4, 5.06% 2/15/2029 (f)	100	102
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035 (c)(f)	150	153
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A1, 4.30% 9/15/2029 (c)(f)	2,725	2,740
Ford Credit Floorplan Master Owner Trust, Series 2025-1, Class A1, 4.63% 4/15/2030 (f)	3,116	3,164
GLS Auto Receivables Trust, Series 2024-3A, Class A2, 5.35% 8/16/2027 (c)(f)	94	94
GLS Auto Receivables Trust, Series 2024-1, Class A3, 5.40% 9/15/2027 (c)(f)	4	4
GLS Auto Receivables Trust, Series 2024-4A, Class A3, 4.75% 7/17/2028 (c)(f)	553	555
GLS Auto Receivables Trust, Series 2024-4A, Class B, 4.89% 4/16/2029 (c)(f)	457	461
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (c)(f)	721	723
GLS Auto Select Receivables Trust, Series 2024-1, Class A2, 5.24% 3/15/2030 (c)(f)	103	104
GLS Auto Select Receivables Trust, Series 2024-2, Class A2, 5.58% 6/17/2030 (c)(f)	83	84
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036 (c)(f)	312	327
Hertz Vehicle Financing III, LLC, Series 2023-1, Class A, 5.49% 6/25/2027 (c)(f)	1,382	1,390
Capital Group Core Bond ETF — Page 13 of 20

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030 (c)(f)	USD150	$157
Hertz Vehicle Financing, LLC, Series 2023-1A, Class B, 6.22% 6/25/2027 (c)(f)	2,505	2,521
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (c)(f)	250	244
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (c)(f)	150	146
Hertz Vehicle Financing, LLC, Series 2023-3A, Class A, 5.94% 2/25/2028 (c)(f)	4,919	5,014
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (c)(f)	517	528
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (c)(f)	1,616	1,633
Hertz Vehicle Financing, LLC, Series 2025-1A, Class C, 6.03% 9/25/2029 (c)(f)	1,649	1,674
Huntington National Bank (The), Series 2024-2, Class B1, 5.44% 10/20/2032 (c)(f)	2,682	2,710
Huntington National Bank (The), Series 2025-1, Class B, 4.957% 3/21/2033 (c)(f)	4,758	4,790
Huntington National Bank (The), Series 2025-2, Class B1, 4.835% 9/20/2033 (c)(f)	5,815	5,833
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A4, 5.07% 2/15/2028 (c)(f)	100	101
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027 (c)(f)	12	12
LAD Auto Receivables Trust, Series 2024-1, Class A3, 5.23% 1/18/2028 (c)(f)	19	19
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028 (c)(f)	123	123
LAD Auto Receivables Trust, Series 2024-1, Class A4, 5.17% 9/15/2028 (c)(f)	80	81
LAD Auto Receivables Trust, Series 2024-2, Class A4, 5.46% 7/16/2029 (c)(f)	355	361
Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class A3, 5.95% 11/15/2028 (f)	62	63
PenFed Auto Receivables Owner Trust, Series 2025-A, Class A2, 4.12% 9/15/2028 (c)(f)	1,322	1,323
PenFed Auto Receivables Owner Trust, Series 2025-A, Class A3, 4.03% 7/15/2030 (c)(f)	516	516
Prestige Auto Receivables Trust, Series 2024-2, Class A2, 4.72% 2/15/2028 (c)(f)	320	320
Research-Driven Pagaya Motor Asset Trust I, Series 2025-4A, Class A2, 5.124% 4/25/2034 (c)(f)	4,216	4,237
Research-Driven Pagaya Motor Asset Trust I, Series 2025-5A, Class A2, 4.575% 6/26/2034 (c)(f)	2,082	2,083
Research-Driven Pagaya Motor Asset Trust I, Series 2025-5A, Class A3, 4.838% 6/26/2034 (c)(f)	4,827	4,830
Research-Driven Pagaya Motor Asset Trust I, Series 2025-5A, Class B, 5.228% 6/26/2034 (c)(f)	2,994	2,996
Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027 (f)	48	48
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028 (f)	9	8
Santander Drive Auto Receivables Trust, Series 2024-5, Class B, 4.63% 8/15/2029 (f)	2,394	2,409
SBNA Auto Lease Trust, Series 2024-C, Class A3, 4.56% 2/22/2028 (c)(f)	780	782
SBNA Auto Lease Trust, Series 2024-B, Class A4, 5.55% 12/20/2028 (c)(f)	1,000	1,016
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031 (c)(f)	195	197
Securitized Term Auto Receivables Trust, Series 2025-A, Class C, 5.185% 7/25/2031 (c)(f)	622	628
Securitized Term Auto Receivables Trust, Series 2025-B, Class B, 4.925% 12/29/2032 (c)(f)	1,161	1,172
Securitized Term Auto Receivables Trust, Series 2025-B, Class C, 5.121% 12/29/2032 (c)(f)	637	642
Securitized Term Auto Receivables Trust, Series 2025-B, Class D, 5.463% 12/29/2032 (c)(f)	514	517
SFS Auto Receivables Securitization Trust, Series 2024-1, Class A3, 4.95% 5/21/2029 (c)(f)	211	212
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-AA, Class A2, 4.63% 7/20/2027 (c)(f)	2,506	2,518
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.728% 9/26/2033 (c)(f)	4,078	4,085
United Auto Credit Securitization Trust, Series 2025-1, Class A, 4.80% 6/10/2027 (c)(f)	330	330
United Auto Credit Securitization Trust, Series 2025-1, Class B, 5.05% 2/10/2028 (c)(f)	1,613	1,618
VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62% 12/15/2028 (c)(f)	103	103
Western Funding Auto Loan Trust, Series 2025-1, Class A, 4.75% 7/16/2035 (c)(f)	2,225	2,244
Westlake Automobile Receivables Trust, Series 2023-4, Class A3, 6.24% 7/15/2027 (c)(f)	51	51
Westlake Flooring Master Trust, Series 2024-1, Class A, 5.43% 2/15/2028 (c)(f)	137	138
Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039 (c)(f)	2,149	2,171
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (c)(f)	2,325	2,349
		90,326
Capital Group Core Bond ETF — Page 14 of 20

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Collateralized loan obligations 0.98%	Principal amount (000)	Value (000)
Ballyrock, Ltd., CLO, Series 2019-2A, Class A1R, (3-month USD CME Term SOFR + 1.40%) 5.604% 2/20/2036 (c)(d)(f)	USD480	$481
Dryden Senior Loan Fund, CLO, Series 2016-45A, Class A1RR, (3-month USD CME Term SOFR + 1.08%) 5.398% 10/15/2030 (c)(d)(f)	1,925	1,926
Fortress Credit BSL, Ltd., CLO, Series 2019-2A, Class A1AR, (3-month USD CME Term SOFR + 1.05%) 5.375% 10/20/2032 (c)(d)(f)	685	685
Juniper Valley Park CLO, Ltd., Series 2023-1, Class AR, (3-month USD CME Term SOFR + 1.25%) 5.575% 7/20/2036 (c)(d)(f)	1,958	1,958
Marathon CLO, Ltd., Series 2019-2A, Class A1R2, (3-month USD CME Term SOFR + 0.95%) 5.275% 1/20/2033 (c)(d)(f)	3,446	3,433
Marble Point CLO, Ltd., Series 2019-1A, Class A1R2, (3-month USD CME Term SOFR + 1.04%) 5.359% 7/23/2032 (c)(d)(f)	2,307	2,306
Steele Creek CLO, Ltd., Series 2019-1A, Class ARR, (3-month USD CME Term SOFR + 1.04%) 5.358% 4/15/2032 (c)(d)(f)	5,330	5,330
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 5.318% 7/15/2032 (c)(d)(f)	2,403	2,402
Thompson Park CLO, Ltd., Series 2021-1A, Class A1R, (3-month USD CME Term SOFR + 1.05%) 5.368% 4/15/2034 (c)(d)(f)	3,229	3,232
TICP CLO, Ltd., Series 2018-12, Class AR, (3-month USD CME Term SOFR + 1.432%) 5.749% 7/15/2034 (c)(d)(f)	275	276
Trinitas CLO, Ltd., Series 2020-12A, Class A1R2, (3-month USD CME Term SOFR + 1.05%) 5.309% 4/25/2033 (c)(d)(f)	8,000	8,022
Wind River CLO, Ltd., Series 2015-1A, Class A1R3, (3-month USD CME Term SOFR + 1.20%) 5.525% 10/20/2030 (c)(d)(f)	79	79
		30,130
Credit card 0.71%
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (c)(f)	5,000	5,012
Barclays Dryrock Issuance Trust, Series 2025-1, Class A, 3.97% 7/15/2031 (f)	5,269	5,257
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05% 7/15/2027 (c)(f)	403	406
Evergreen Credit Card Trust, Series 2025-CRT5, Class B, 5.24% 5/15/2029 (c)(f)	410	415
First National Master Note Trust, Series 2023-2, Class A, 5.77% 9/17/2029 (f)	150	153
First National Master Note Trust, Series 2025-1, Class A, 4.85% 2/15/2030 (f)	2,087	2,129
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029 (c)(f)	2,012	2,031
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.58% 8/15/2029 (c)(f)	798	804
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (c)(f)	1,694	1,699
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (c)(f)	3,109	3,118
Mission Lane Credit Card Master Trust, Series 2025-B, Class B, 5.21% 9/15/2031 (c)(f)	663	665
World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.47% 2/17/2031 (f)	405	414
		22,103
Student loan 0.19%
Nelnet Student Loan Trust, Series 2025-AA, Class A1A, 5.07% 3/15/2057 (c)(f)	3,691	3,748
SMB Private Education Loan Trust, Series 2025-A, Class A1A, 5.13% 4/15/2054 (c)(f)	2,022	2,061
		5,809
Student loans 0.00%
Navient Student Loan Trust, Series 2021-B, Class A, 0.94% 7/15/2069 (c)(f)	86	79
Total asset-backed obligations		278,117
Bonds & notes of governments & government agencies outside the U.S. 0.53% Mexico 0.35%
United Mexican States 6.00% 5/13/2030	10,255	10,784
Capital Group Core Bond ETF — Page 15 of 20

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Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Saudi Arabia 0.18%	Principal amount (000)	Value (000)
Saudi Arabia (Kingdom of) 5.125% 1/13/2028 (c)	USD5,492	$5,613
Total bonds & notes of governments & government agencies outside the U.S.		16,397
Municipals 0.02% Massachusetts 0.02%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	705	733
Total bonds, notes & other debt instruments (cost: $2,960,861,000)		3,004,017
Short-term securities 0.80% Money market investments 0.80%	Shares
Capital Group Central Cash Fund 4.17% (i)(j)	245,858	24,586
Total short-term securities (cost: $24,574,000)		24,586
Total investment securities 98.13% (cost $2,985,435,000)		3,028,603
Other assets less liabilities 1.87%		57,858
Net assets 100.00%		$3,086,461
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 9/30/2025 (000)
2 Year U.S. Treasury Note Futures	Short	1,145	12/31/2025	USD(238,616)	$210
5 Year U.S. Treasury Note Futures	Long	3,618	12/31/2025	395,069	(58)
10 Year U.S. Treasury Note Futures	Long	1,486	12/19/2025	167,175	912
10 Year Ultra U.S. Treasury Note Futures	Long	449	12/19/2025	51,670	310
30 Year U.S. Treasury Bond Futures	Long	769	12/19/2025	89,660	2,048
30 Year Ultra U.S. Treasury Bond Futures	Long	348	12/19/2025	41,782	1,163
					$4,585
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.3998%	Annual	3/31/2027	USD99,200	$123	$—	$123
SOFR	Annual	3.376%	Annual	3/31/2027	7,280	12	—	12
						$135	$—	$135
Capital Group Core Bond ETF — Page 16 of 20

unaudited
Swap contracts (continued)

Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount(k) (000)	Value at 9/30/2025(l) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2025 (000)
1.00%	Quarterly	CDX.NA.IG.S45	12/20/2030	USD61,681	$1,404	$1,416	$(12)
Investments in affiliates (j)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2025 (000)	Dividend or interest income (000)
Short-term securities 0.80%
Money market investments 0.80%
Capital Group Central Cash Fund 4.17% (i)	$58,798	$835,408	$869,594	$(36)	$10	$24,586	$2,861

(a)	Value determined using significant unobservable inputs.
(b)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,464,000, which represented 0.05% of the net assets of the fund.

(c)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $771,790,000, which represented 25.01% of the net assets of the fund.

(d)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(e)	Step bond; coupon rate may change at a later date.
(f)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(g)	Purchased on a TBA basis.
(h)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $17,974,000, which represented 0.58% of the net assets of the fund.
(i)	Rate represents the seven-day yield at 9/30/2025.
(j)	Affiliate of the fund or part of the same "group of investment companies" as the fund, as defined under the Investment Company Act of 1940, as amended.
(k)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(l)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Capital Group Core Bond ETF — Page 17 of 20

unaudited
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.  Exchange-traded futures are generally valued at the official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. The average month-end notional amount of futures contracts while held was $741,792,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $106,480,000 and $58,285,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Capital Group Core Bond ETF — Page 18 of 20

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of September 30, 2025, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$1,198,207	$1,464	$1,199,671
Mortgage-backed obligations	—	1,061,881	—	1,061,881
U.S. Treasury bonds & notes	—	447,218	—	447,218
Asset-backed obligations	—	278,117	—	278,117
Bonds & notes of governments & government agencies outside the U.S.	—	16,397	—	16,397
Municipals	—	733	—	733
Short-term securities	24,586	—	—	24,586
Total	$24,586	$3,002,553	$1,464	$3,028,603

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$4,643	$—	$—	$4,643
Unrealized appreciation on centrally cleared interest rate swaps	—	135	—	135
Liabilities:
Unrealized depreciation on futures contracts	(58)	—	—	(58)
Unrealized depreciation on centrally cleared credit default swaps	—	(12)	—	(12)
Total	$4,585	$123	$—	$4,708

*	Futures contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

Key to abbreviation(s)
Auth. = Authority
CLO = Collateralized Loan Obligations
CME = CME Group
Fncg. = Financing
ICE = Intercontinental Exchange, Inc.
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Capital Group Core Bond ETF — Page 19 of 20

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing.
You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
ETGEFP3-312-1125
Capital Group Core Bond ETF — Page 20 of 20